SEGMENT REPORTING (Tables)	12 Months Ended
Mar. 31, 2011
Schedule of Entity-Wide Information by Major Customers by Reporting Segments

Kyocera’s sales to KDDI Corporation and its consolidated subsidiaries which are mainly recorded in the Telecommunications Equipment Group are as follows:

	Years ended March 31,
	2009	2010	2011
Amount of sales to KDDI Corporation and its consolidated subsidiaries (Yen in millions)	¥127,225	¥115,538	¥130,554
Ratio of amount of sale to KDDI Corporation and its consolidated subsidiaries to consolidated net sales (%)	11.3	10.8	10.3

Schedule of Segment Reporting Information, by Segment

Information by reporting segment at and for the years ended March 31, 2009, 2010 and 2011 is summarized on the following page:

Reporting segments

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net sales:
Fine Ceramic Parts Group	¥61,730	¥53,056	¥76,269
Semiconductor Parts Group	135,137	140,507	174,687
Applied Ceramic Products Group	148,917	157,033	197,642
Electronic Device Group	231,271	199,939	242,641
Telecommunications Equipment Group	218,758	189,118	225,168
Information Equipment Group	229,297	232,365	239,916
Others	126,043	124,577	139,383
Adjustments and eliminations	(22,567)	(22,790)	(28,782)

Net sales	¥1,128,586	¥1,073,805	¥1,266,924

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Income before income taxes:
Fine Ceramic Parts Group	¥(240)	¥(788)	¥11,969
Semiconductor Parts Group	8,671	17,235	37,331
Applied Ceramic Products Group	27,469	19,858	29,049
Electronic Device Group	(4,070)	13,230	41,646
Telecommunications Equipment Group	(17,713)	(14,726)	2,121
Information Equipment Group	13,497	22,091	25,845
Others	14,106	6,769	9,651

Total operating profit	41,720	63,669	157,612
Corporate	7,632	15,665	16,882
Equity in earnings (losses) of affiliates and unconsolidated subsidiaries	6,460	(18,297)	(160)
Adjustments and eliminations	170	(239)	(2,002)

Income before income taxes	¥55,982	¥60,798	¥172,332

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Depreciation and amortization:
Fine Ceramic Parts Group	¥7,986	¥5,719	¥5,106
Semiconductor Parts Group	13,592	9,795	10,786
Applied Ceramic Products Group	11,100	10,889	13,786
Electronic Device Group	24,329	16,934	13,818
Telecommunications Equipment Group	16,946	9,452	10,172
Information Equipment Group	14,469	12,846	11,027
Others	6,407	4,925	4,767
Corporate	2,748	2,269	2,082

Total	¥97,577	¥72,829	¥71,544

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Write-down of inventories:
Fine Ceramic Parts Group	¥444	¥777	¥146
Semiconductor Parts Group	544	508	266
Applied Ceramic Products Group	702	1,916	1,000
Electronic Device Group	1,419	817	265
Telecommunications Equipment Group	4,645	4,340	2,581
Information Equipment Group	805	580	972
Others	160	269	61
Corporate	—	—	—

Total	¥8,719	¥9,207	¥5,291

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Capital expenditures:
Fine Ceramic Parts Group	¥5,405	¥1,814	¥11,319
Semiconductor Parts Group	7,199	5,998	12,998
Applied Ceramic Products Group	14,396	14,756	17,660
Electronic Device Group	15,056	5,730	12,118
Telecommunications Equipment Group	3,898	2,876	3,886
Information Equipment Group	11,865	3,471	7,437
Others	2,461	1,923	2,747
Corporate	2,775	1,301	2,515

Total	¥63,055	¥37,869	¥70,680

	March 31,
	2009	2010	2011
	(Yen in millions)
Assets by reporting segment:
Fine Ceramic Parts Group	¥45,861	¥49,430	¥57,682
Semiconductor Parts Group	79,148	100,094	111,406
Applied Ceramic Products Group	164,799	209,170	258,618
Electronic Device Group	339,616	346,844	351,432
Telecommunications Equipment Group	115,926	112,750	111,634
Information Equipment Group	251,477	250,222	247,486
Others	122,474	128,898	132,381

	1,119,301	1,197,408	1,270,639
Corporate	693,505	711,508	748,184
Investments in and advances to affiliates and unconsolidated subsidiaries	19,376	1,461	1,419
Adjustments and eliminations	(58,380)	(61,660)	(73,676)

Total assets	¥1,773,802	¥1,848,717	¥1,946,566

Schedule of Entity-Wide Disclosure on Geographic Areas, Long-Lived Assets in Individual Foreign Countries by Country

Information for revenue from external customers by destination and long-lived assets based on physical location as of and for the years ended March 31, 2009, 2010 and 2011 are summarized as follows:

Geographic segments

	Years ended March 31,
	2009	2010	2011
	(Yen in millions)
Net sales:
Japan	¥473,387	¥470,643	¥559,883
United States of America	201,502	180,861	220,706
Asia	183,347	172,510	215,913
Europe	200,483	198,058	210,131
Others	69,867	51,733	60,291

Net sales	¥1,128,586	¥1,073,805	¥1,266,924

	March 31,
	2009	2010	2011
	(Yen in millions)
Long-lived assets:
Japan	¥190,488	¥176,884	¥185,969
United States of America	16,567	12,993	11,164
Asia	35,627	28,007	29,293
Europe	15,590	14,373	14,974
Others	7,782	7,842	6,354

Total	¥266,054	¥240,099	¥247,754